Other Financial and Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Other Financial and Non-Financial Assets
Non-current
and current financial and
non-financial
assets comprise the following:

	December 31, 2022		December 31, 2021
€ thousand	Current	Non-current	Current	Non-current
NON-FINANCIAL ASSETS
Tax receivables	2,166	0	2,175	0
Prepaid expenses	2,238	0	2,041	0
Advance payments	625	0	1,025	0
Other	432	0	128	0
Total	5,461	0	5,369	0
FINANCIAL ASSETS
Security deposits	0	449	0	411
Receivables from suppliers	48	0	95	0
Embedded derivative	172	0	0	0
Other	0	0	48	0
Total	220	449	143	411
Total	5,681	449	5,512	411